Commitments and contingencies (Detail) (CNY)	12 Months Ended
Dec. 31, 2011
Contractual commitments [Line Items]
2012	288,133,696
2013	55,327,946
2014	46,914,999
2015	46,132,072
2016	28,882,724
Thereafter	508,956,563
Contractual commitments	974,348,000
Office rental
Contractual commitments [Line Items]
2012	55,851,987
2013	53,300,290
2014	46,914,999
2015	46,132,072
2016	28,882,724
Thereafter	65,456,563
Contractual commitments	296,538,635
Co-location & Server Rental
Contractual commitments [Line Items]
2012	32,281,709
2013	0
2014	0
2015	0
2016	0
Thereafter	0
Contractual commitments	32,281,709
Leasehold improvements & Building renovation
Contractual commitments [Line Items]
2012	0
2013	2,027,656
2014	0
2015	0
2016	0
Thereafter	0
Contractual commitments	2,027,656
Investment in a venture capital fund
Contractual commitments [Line Items]
2012	200,000,000
2013	0
2014	0
2015	0
2016	0
Thereafter	443,500,000
Contractual commitments	643,500,000